FINANCE RECEIVABLES (10K)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Receivables [Abstract]
FINANCE RECEIVABLES
3. FINANCE RECEIVABLES

Finance receivables consist of the following:

($ in thousands)	March 31, 2017	June 30, 2016
	(unaudited)
Total finance receivables	$9,605	$7,306
Less current portion	2,057	3,588
Non-current portion of finance receivables	$7,548	$3,718

The Company collects monthly payments of its finance receivables from the customers’ transaction fund flow. Accordingly, as the fund flow from these customers’ transactions is generally sufficient to satisfy the amount due to the Company, the risk of loss is considered low and the Company has provided for an allowance for credit losses for finance receivables of $25 thousand and zero as of March 31, 2017 and June 30, 2016, respectively.  The number of Finance Receivables that are in a loss position is nine and zero as of March 31, 2017 and June 30, 2016 respectively.

Credit Quality Indicators

Credit risk profile based on payment activity: ($ in thousands)	March 31, 2017	June 30, 2016
	(unaudited)
Performing	$9,527	$7,174
Nonperforming	78	132
Total	$9,605	$7,306

Age Analysis of Past Due Finance Receivables
As of March 31, 2017

($ in thousands)	31 – 60 Days Past Due	61 – 90 DaysPast Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Finance Receivables
QuickStart Leases	$31	$1	$21	$53	$9,552	$9,605

Age Analysis of Past Due Finance Receivables
As of June 30, 2016

($ in thousands)	31 – 60 Days Past Due	61 – 90 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Finance Receivables
QuickStart Leases	$98	$31	$3	$132	$7,174	$7,306

5. FINANCE RECEIVABLES

Finance receivables consist of the following:

($ in thousands)	June 30, 2016	June 30, 2015

Total finance receivables	$7,306	$4,639
Less current portion	3,588	941
Non-current portion of finance receivables	$3,718	$3,698

Credit quality indicators consist of the following:

Credit Quality Indicators

	June 30, 2016	June 30, 2015
($ in thousands)
Performing	$7,174	$4,619
Nonperforming	132	20
Total	$7,306	$4,639

Age Analysis of Past Due Finance Receivables
As of June 30, 2016

($ in thousands)	31 – 60 Days Past Due	61 – 90 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Finance Receivables

QuickStart Leases	$98	$31	$3	$132	$7,174	$7,306

Age Analysis of Past Due Finance Receivables
As of June 30, 2015

($ in thousands)	Days Past 31 – 60 Due	61 – 90 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Finance Receivables

QuickStart Leases	$-	$16	$5	$21	$4,618	$4,639

Finance receivables due for each of the fiscal years following June 30, 2016 are as follows:

($ in thousands)

2017	$3,588
2018	1,246
2019	1,246
2020	944
2021 and beyond	282
$7,306